Net defined benefit liability - Summary of Employee Defined Benefit Plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit asset (liability) [line items]
Fair value of plan assets	$ 27,413	$ 25,783
Employee benefits liability	(35,083)	(40,115)
Net defined benefit liability	(7,670)	(14,332)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	(34,593)	(39,466)
Other employee benefits [member]
Disclosure of net defined benefit asset (liability) [line items]
Employee benefits liability	$ (490)	$ (649)